Going Concern Uncertainty	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Uncertainty

Note 2 – Liquidity

The consolidated financial statements have been prepared on a “going concern” basis, which contemplates the realization of assets and liquidation of liabilities in a normal course of business. As of September 30, 2021, the Company had cash and cash equivalents of $190,529 and negative working capital of $2,665,586. For the periods ended September 30, 2021 and 2020, the Company had incurred losses of $8,152,487 and $3,598,208, respectively. These factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company plans to improve its financial condition by raising capital through the sale of shares of its common stock. Also, the Company plans to expand its operation of CBD products to increase its profitability. The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – Going Concern Uncertainty

The consolidated financial statements have been prepared on a “going concern” basis, which contemplates the realization of assets and liquidation of liabilities in a normal course of business. As of December 31, 2020, the Company had cash and cash equivalents of $457,798 and a working capital of $1,118,857. For the years ended December 31, 2020 and 2019, the Company had net loss of $5,851,512 and $5,900,760, respectively. As a result, cash flows may not be sufficient to meet obligations or sustain operations. The Company has plans to improve its financial condition and cash flow. Management believes these plans will alleviate the going concern issue. These plans include:

○	Satisfying accrued but unpaid compensation through the issuance of stock.
○	From January 1,2021 through March 31,2021 the Company raised $2,716,000 from sale of common stock.
○	The Company intends to raise additional capital from the sale of common stock.
○	Increase sales of products through additional product offerings.
○	Increase product sales through expanded marketing programs.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.